Putnam Investments
One Post Office Square
Boston, MA 02109
April 2, 2015

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE: Putnam Funds Trust (Reg. Nos. (333-515) (811-07513)), on behalf of its Putnam Emerging Markets Income
Fund, Putnam Global Dividend Fund, Putnam Intermediate-Term Municipal Income Fund and Putnam Short-Term
Municipal Income Fund Post-Effective Amendment No.206 to the Trust’s Registration Statement on Form N-1A,

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No 206 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on March 26, 2015.

Comments or questions concerning this certificate may be directed to Caitlin Robinson at 1-800-225-2465, ext. 10044.

Putnam Funds Trust
On behalf of:
of Putnam Emerging Markets Income Fund, Putnam
Global Dividend Fund, Putnam Intermediate-Term
Municipal Income Fund and Putnam Short-Term
Municipal Income Fund

Very truly yours,

/s/ Jonathan S. Horwitz
	By:	____________________________
Jonathan S. Horwitz
Executive Vice President, Principal Executive
Officer and Compliance Liaison

cc: Ropes & Gray LLP